Changes in Accounting Policies - Implementation of IFRS 16 Leases(Details) - KRW (₩) ₩ in Millions		Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature of change in accounting policy [Abstract]
The title of the IFRS		IFRS 16
Description of transitional provisions of initially applied IFRS		For leases previously classified as 'finance leases', the Group recognized the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right-of-use asset and the lease liability at the date of initial application. The measurement principles of IFRS 16 are only applied after that date. The remeasurements to the lease liabilities were recognized as adjustments to the related right-of-use assets immediately after the date of initial application. The difference between the amount of the right-of-use asset and the lease liability is adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the consolidated statement of financial position immediately before the date of initial application.
The nature of the change in accounting policy		The Group applied IFRS 16 retrospectively as of January 1, 2019. However, the financial statements for the year ended 2018 was not restated using the method allowed by transitional provisions. Therefore reclassification and adjustments under the new IFRS were recognized in the financial statements beginning on January 1, 2019. A lessee shall apply this standard to its leases either: - retrospectively to each prior reporting period presented applying IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (Full retrospective application); or - retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Group applied IFRS 16 retrospectively with recognizing the cumulative effect of initial adoption of the standard as at January 1, 2019. The Group did not restate any comparative financial statements.
Each financial statement line item affected
Operating lease commitments disclosed at December 31, 2018	[1]	₩ 576,249
Net carrying amount of finance lease assets		34,002		₩ 34,002
Right-of use asset recognized as of the date of initial application		610,251	₩ 560,578
Operating lease commitments disclosed at December 31, 2018		586,882
Discounted amount using the lessee's incremental borrowing rate at the date of initial application	[2]	545,475
Capital Leases Future Minimum Payments Present Value Of Net Minimum Payments		10,161		₩ 10,161
Lease liabilities		₩ 555,636	₩ 544,439

[1]	The amount included lease contract related provisions for asset retirement obligation and other assets/liabilities according to the adoption of IFRS.
[2]	The incremental borrowing rate is 1.45%~6.95%.